Due from Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Due from Related Parties

NOTE 6. DUE FROM RELATED PARTIES

Due from related party consists of the following:

	As of December 31, 2020	As of December 31, 2019
Sheng Ying Xin (Beijing) Film Industry Co., Ltd.	$46,416	$43,412
Beijing ZhipingScience and Technology Development Co., Ltd.	30,214	28,259
Anytrust Information Technology Co., Ltd	5,126	4,795
Total due from related party	$81,756	$76,466

As of December 31, 2020, the Company has related party receivable of $81,756, due to advances made on behalf of these related parties.